Loans Receivable, Net (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 177,918,496	$ 154,719,734		$ 140,913,782
Provision for loan losses
Collectively assessed	(224,712)	(1,405,536)	$ (1,290,464)	(1,401,061)
Individually assessed	(26,001,382)	(5,020,771)	$ (4,342,477)	(807,647)
Provision for loan losses	(26,226,094)	(6,426,307)		(2,208,708)
Loans receivable, net	151,692,402	148,293,427		138,705,074
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	64,639,365	58,387,204		41,794,907
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 113,279,131	$ 96,332,530		$ 99,118,875